INCOME TAXES (Schedule of Loss (Income) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss before taxes on income	$ 37,433	$ 33,811	$ 27,108
Israeli [Member]
Loss before taxes on income	39,904	36,347	29,560
Non-Israeli [Member]
Loss before taxes on income	$ (2,471)	$ (2,536)	$ (2,452)